Information on how numbers were calculated (Details 7) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Information On How Numbers Were Calculated Details 7Abstract
Non-current financial assets	€ 207	€ 20
Current financial assets	101,184	0
Trade and other payables	€ (6,657)	€ (4,469)